Intangible Assets (Details Textual) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 24, 2014	Mar. 30, 2012	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expense - patents			$ 41,702	$ 33,555	$ 82,272	$ 67,110	$ 216,839	$ 134,219
Cash payment for acquisition		$ 785,000
Shares issued for acquisition		200,000
Software license			831,000		831,000		$ 831,000	$ 831,000
Fair value assigned			46,000		46,000
Patents estimated useful life							7 years
Goodwill			$ 4,482,884		4,482,884		$ 3,482,884
Payments made to acquire Double Vision					$ 1,000,000		400,000
Shares issued in the acquisition of DoubleVision, shares					1,000,000
Increase in the value of goodwill					$ 4,482,884
Issued number of common stock, value					$ 1,000,000			$ 245,000
Purchase price consideration, Description					As additional purchase price consideration if the Company's media placement revenues for the twelve-month period from August 1, 2014 to July 31, 2015 are at least $3,000,000, subject to certain conditions such as receipt of customer payments and achievement of a gross margin threshold.
Payment of the earn-out amount accrued					$ 1,000,000
Former Executive Chairman [Member]
Finite-Lived Intangible Assets [Line Items]
Amount received under term agreement		$ 755,000
Double Vision Networks Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Payments made to acquire Double Vision	$ 3,680,000
Shares issued in the acquisition of DoubleVision, shares	8,000,000
Shares issued in the acquisition of DoubleVision	$ 400,000
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense - patents							$ 71,721